Deferred Day 1 Profits or Losses (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Day One Profit Or Loss [Abstract]
Changes in deferred day one profits or losses [Table Text Block]

Changes in deferred day 1 profits or losses are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019	2020
Beginning balance	7,416	25,463	52,259
New transactions	23,678	53,289	22,901
Amounts recognized in losses	(5,631)	(26,493)	(68,221)

Ending balance	25,463	52,259	6,939

In case some variables to measure fair values of financial instruments are not observable in the market, valuation techniques are utilized to evaluate such financial instruments. Those financial instruments are recorded the transaction price as at the time of acquisition, even though there are difference noted between the transaction price and the fair value, which is deferred and amortized to maturity using the effective interest method and reflected in profit and loss. The table above presents the difference yet to be realized as profit or losses.